Employee Retirement Plans - Reconciliation of Beginning and Ending Balances of Projected Benefit Obligation for Defined Benefit Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year	$ 786.8	$ 673.4
Service costs	4.3	3.6	$ 6.6
Interest cost	30.7	31.7	28.0
Actuarial loss (gain)	(44.1)	141.3
Foreign currency translation adjustment	(2.5)	(1.5)
Gross benefits paid	(37.7)	(38.2)
Settlements	(0.5)	(24.0)
Other		0.5
Benefit obligation, end of year	737.0	786.8	673.4
Accumulated benefit obligation, end of year	734.6	784.0
OPEB Benefits [Member]
Change in benefit obligation
Benefit obligation, beginning of year	111.7	97.9
Service costs	0.9	0.8	2.0
Interest cost	3.5	4.4	6.4
Actuarial loss (gain)	(8.7)	16.7
Foreign currency translation adjustment	(0.5)	(0.3)
Plan participants' contributions	1.4	1.4
Gross benefits paid	(9.2)	(9.2)
Plan amendments	(29.8)
Benefit obligation, end of year	$ 69.3	$ 111.7	$ 97.9